Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

13.                               Commitments and Contingencies

(a)                                 Operating Lease Commitments

The Company leases production plant and laboratory under operating leases (note 11 (b)). Rental expense amounted to $822,713, $804,565, and $581,941 in 2012, 2011 and 2010, respectively.

Minimum future rental payments under operating leases for the years ending December 31 are as follows:

2013	823,000
2014	823,000
2015	823,000
2016	823,000
2017	823,000
Thereafter	5,159,795
Total minimum future payments	$9,274,795

(b)                             Other Commitments

In addition to commitments disclosed in note 21, commitments related to R&D expenditures are $991,951 as at December 31, 2012.

Commitments related to capital expenditures are approximately $443,267 as at December 31, 2012.